Supplemental Disclosures of Cash Flow	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW

10. SUPPLEMENTAL DISCLOSURES OF CASH FLOW:

Non-cash financing and investing activities consisted of the following:

For the three and nine months ended September 30, 2014

Conversion of shareholders’ loans to common stock - $1,000,000

Conversion of convertible preferred stock to common stock - $ 60,950

For the three and nine months ended September 30, 2013

None

12. SUPPLEMENTAL DISCLOSURES OF CASH FLOW:

Cash paid for interest was as follows:

	For the year ending December 31,
	2013	2012
To a financial institution	$369,487	$446,922
To a related party	-	15,123
Total	$369,487	$462,045

 Non-cash financing and investing activities consisted of the following:

For the year ending 2013 –
None

For the year ending 2012 –
None